Operations (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Idesa Group [Member]
IfrsStatementLineItems [Line Items]
Shares held before capitalization | shares	75,299
Shares issuance | shares	390,353
Shares held after capitalization | shares	465,652
Ownership percentage	25.00%
Idesa Group [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	25.00%
Capital before capitalization	R$ 265
Capitalization	2,193
Capital after capitalization	R$ 2,458
Idesa Group [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	25.00%
Capital before capitalization	R$ 102
Capitalization	387
Capital after capitalization	R$ 489
Braskem Netherlands [Member]
IfrsStatementLineItems [Line Items]
Shares held before capitalization | shares	225,893
Shares issuance | shares	1,171,061
Shares held after capitalization | shares	1,396,954
Ownership percentage	75.00%
Braskem Netherlands [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	75.00%
Capital before capitalization	R$ 796
Capitalization	6,578
Capital after capitalization	R$ 7,374
Braskem Netherlands [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	75.00%
Capital before capitalization	R$ 307
Capitalization	1,161
Capital after capitalization	R$ 1,468
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Shares held before capitalization | shares	301,192
Shares issuance | shares	1,561,414
Shares held after capitalization | shares	1,862,606
Ownership percentage	100.00%
Braskem Idesa [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Capital before capitalization	R$ 1,061
Capitalization	8,771
Capital after capitalization	R$ 9,832
Braskem Idesa [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Capital before capitalization	R$ 409
Capitalization	1,548
Capital after capitalization	R$ 1,957